VIA EDGAR TRANSMISSION

Clair Pagnano

Clair.pagnano@klgates.com

April 15, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance High Income 2021 Target Term Trust

Registration Statement on Form N-2 (333-209436; 811-23136)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance High Income 2021 Target Term Trust (the “Trust”), is a pre-effective amendment to the Trust’s Registration Statement on Form N-2 (“Pre-Effective Amendment No. 1”).

This Pre-Effective Amendment No. 1 reflects changes made in response to the Staff’s comments received in the form of a letter dated March 9, 2016, responses to which were submitted in a letter dated April 12, 2016, and certain additional nonmaterial edits.  The Pre-Effective Amendment No. 1 transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano

K&L Gates LLP